Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	$ 2,006,052	$ 2,212,835
Increases	1,138,280	1,809,892
Decreases Reversals	8	36,725
Decreases Charge Off	1,269,731	1,152,685
Monetary effects	(564,076)	(827,265)
Amounts at the end of fiscal year	1,310,517	2,006,052
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	977	1,503
Monetary effects	(259)	(526)
Amounts at the end of fiscal year	718	977
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	23,514	22,472
Increases	16,268	10,981
Decreases Charge Off	8,623
Monetary effects	(7,959)	(9,939)
Amounts at the end of fiscal year	23,200	23,514
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	1,142,840	1,196,640
Increases	200,844	423,531
Decreases Reversals	8
Decreases Charge Off	349,776	19,742
Monetary effects	(304,783)	(457,589)
Amounts at the end of fiscal year	689,117	1,142,840
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	241,424	230,566
Increases	107,345	179,678
Decreases Charge Off	52,998	61,518
Monetary effects	(68,020)	(107,302)
Amounts at the end of fiscal year	227,751	241,424
Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	217,622	260,269
Increases	15,596	163,619
Decreases Reversals		36,725
Decreases Charge Off	105,239	75,717
Monetary effects	(39,128)	(93,824)
Amounts at the end of fiscal year	88,851	217,622
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	379,675	501,385
Increases	798,227	1,032,083
Decreases Charge Off	753,095	995,708
Monetary effects	(143,927)	(158,085)
Amounts at the end of fiscal year	$ 280,880	$ 379,675